Accounts Receivable (Tables)	12 Months Ended
Dec. 31, 2021
Receivables [Abstract]
Schedule of Accounts Receivable	Accounts receivable consist of the following:

	December 31,
(Dollars in millions)	2021	2020
Accounts receivable	$157	$104
Less allowance for doubtful accounts	(1)	(2)
Accounts receivable, net	$156	$102